Burnham Fund | Summary, Retail Class Shares
Burnham Fund
INVESTMENT OBJECTIVE:
The fund seeks capital appreciation, mainly long term.
Income is generally of lesser importance, meaning that it is a secondary goal.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Burnham family of funds. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section on page 41 of this prospectus and the “Purchase and Redemption of Shares” section on page 25 of the funds’ Statement of Additional Information (the “SAI”).
Fee Table Shareholder Fees (paid directly from your investment)
Shareholder Fees Burnham Fund	Class A, Burnham Fund	Class B, Burnham Fund		Class C, Burnham Fund
Maximum front-end sales charge on Purchases (load) (as a % of offering price)	5.00%	none		none
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)	none	5.00%	[1]	1.00%
Maximum redemption fee (% of redemption proceeds)	2.00%	2.00%		2.00%
[1]	Declines over six years from 5.00% in the first year after purchase, to 1.00% in the sixth year and is eliminated thereafter.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Burnham Fund		Class A, Burnham Fund	Class B, Burnham Fund	Class C, Burnham Fund
Management fees		0.60%	0.60%	0.60%
Distribution (12b-1) fees		0.25%	1.00%	1.00%
Other expenses		0.59%	0.59%	0.59%
Acquired fund fees and expenses	[1]	0.03%	0.03%	0.03%
Total Annual Operating Expenses	[1][2]	1.47%	2.22%	2.22%
Expense Recoupment	[2]	0.07%	0.07%	0.07%
Total Annual Operating Expenses After Expense Recoupment	[2]	1.54%	2.29%	2.29%
[1]	The ratios of Annual Operating Expenses in this table do not match those found in the "Financial Highlights" section of this prospectus (the "Expense Ratios") because the Expense Ratios reflect the current operating expenses of the fund and do not include ratios of acquired fund fees and expenses, which are expenses incurred indirectly by the fund as a result of its investment in other funds.
[2]	Burnham Asset Management Corp. (the "adviser") and Burnham Securities, Inc. (the "distributor") have agreed to waive all or a portion of their management fees and Rule 12b-1 fees, respectively, and reimburse certain other expenses, to the extent required to reduce "Total Annual Operating Expenses" to 1.59%, 2.34% and 2.34% of the average daily net assets attributable to Class A, Class B, and Class C shares, respectively. Pursuant to the expense limitation agreement, any waivers and reimbursements made by the adviser and/or distributor to a fund are subject to recoupment by the adviser and/or distributor within three years, provided the fund is able to effect repayment and remain in compliance with the expense limitation. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the fund's business (e.g., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). This expense limitation agreement is effective for the period beginning May 1, 2011 and will terminate on April 30, 2012, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Trust Board.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This Example gives effect to the contractual expense reimbursement for one year only. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Burnham Fund (USD $)	1 year	3 years	5 years	10 years
Class A, Burnham Fund	649	948	1,269	2,175
Class B, Burnham Fund	732	1,001	1,396	2,371
Class C, Burnham Fund	332	701	1,196	2,560

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Burnham Fund (USD $)	1 year	3 years	5 years	10 years
Class A, Burnham Fund	649	948	1,269	2,175
Class B, Burnham Fund	232	701	1,196	2,371
Class C, Burnham Fund	232	701	1,196	2,560

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its goals by investing in a diverse portfolio primarily consisting of common stocks.

The fund invests in large-capitalization stocks (i.e., companies with a capitalization generally of  $11 billion or more, commonly known as “blue-chip”), which are usually issued by well-established companies. These companies generally maintain a sound financial base and offer a variety of product lines and businesses. As compared with smaller-capitalization companies, securities of large-capitalization companies historically have involved less market risk and lower long-term market returns.

In managing the fund's stock portfolio, the adviser uses sector research, which focuses on selecting the industries the fund will invest in (e.g., top-down research). The fund seeks to reduce risk by diversifying across many different industries and economic sectors. In selecting individual stocks, the adviser looks for companies that appear to have the following characteristics:

• Potential for sustained operating and revenue growth

• Product leadership and strong management teams that focus on enhancing shareholder value

• Companies with histories of paying regular dividends

• Securities that appear undervalued by the market or that seem to be poised to benefit from restructuring or similar business changes

Under normal conditions, the fund intends to remain fully invested with only minimal investments in cash or short-term debt instruments. In extraordinary circumstances, the fund may invest extensively in cash or short-term investment-grade debt securities. In such circumstances, the fund would be assuming a temporary defensive position and would not be pursuing its primary goal.

PRINCIPAL RISKS

The principal risk of investing in the fund is a downturn in the stock market, and particularly in stocks of large-capitalization companies.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

• Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company's individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes –large-capitalization stocks or particular sectors – fell out of favor with the market. Companies in the fund's portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

• Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

• Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The fund's management strategy or security selection methods could prove less successful than anticipated or unsuccessful.

PAST PERFORMANCE

The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each of the last ten calendar years. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The fund’s performance figures in the table below assume that all distributions were reinvested in the fund and reflect the deduction of the maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.

Returns for Class A Shares

Best Quarter: 14.17% in 2nd quarter of 2009 Worst Quarter: (20.20)% in 4th quarter of 2008
Average Annual Total Returns
The table presents the fund’s average annual returns over 1-, 5- and 10-year periods for Class A and Class B shares, and 1- and 5-year periods and since inception for Class C shares, compared to those of recognized U.S. common stock and bond indices. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the maximum sales charges and annual operating expenses.
(For the following periods ended 12/31/2010)
Average Annual Total Returns Burnham Fund Summary, Retail Class Shares		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years/Since Inception	Inception date:
Return Before Taxes Class A, Burnham Fund			16.33%	3.24%	0.60%
Return Before Taxes Class B, Burnham Fund			16.51%	3.17%	0.37%
Return Before Taxes Class C, Burnham Fund			20.60%	3.55%	4.50%	Apr 30, 2004
Return After Taxes on Distributions Class A, Burnham Fund	[1]		16.24%	2.77%	(0.15%)
Return After Taxes on Distributions and Sale of Fund Shares Class A, Burnham Fund	[1]		10.73%	2.71%	0.27%
Standard & Poor's 500 Index		(reflects no deduction of fees, expenses or taxes)	15.06%	2.29%	1.41%
Morningstar Large Cap Blend Average		(reflects no deduction of fees, expenses or taxes)	14.01%	1.98%	1.64%
[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). The after-tax returns are shown only for Class A shares; after-tax returns for Class B and Class C shares will vary.

Burnham Financial Services Fund | Summary, Retail Class Shares
Burnham Financial Services Fund
INVESTMENT OBJECTIVE:
The fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Burnham family of funds. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section on page 41 of this prospectus and the “Purchase and Redemption of Shares” section on page 25 of the funds’ Statement of Additional Information (“SAI”).
Fee Table Shareholder Fees (paid directly from your investment)
Shareholder Fees Burnham Financial Services Fund	Class A, Burnham Financial Services Fund	Class B, Burnham Financial Services Fund		Class C, Burnham Financial Services Fund
Maximum front-end sales charge on Purchases (load) (as a % of offering price)	5.00%	none		none
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)	none	5.00%	[1]	1.00%
Maximum redemption fee (% of redemption proceeds)	2.00%	2.00%		2.00%
[1]	Declines over six years from 5.00% in the first year after purchase, to 1.00% in the sixth year and is eliminated thereafter.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Burnham Financial Services Fund		Class A, Burnham Financial Services Fund	Class B, Burnham Financial Services Fund	Class C, Burnham Financial Services Fund
Management fees		0.75%	0.75%	0.75%
Distribution (12b-1) fees		0.25%	1.00%	1.00%
Other expenses		0.73%	0.73%	0.73%
Total Annual Operating Expenses	[1]	1.73%	2.48%	2.48%
Expense Recoupment	[1]	0.07%	0.07%	0.08%
Total Annual Operating Expenses After Expense Recoupment	[1]	1.80%	2.55%	2.56%
[1]	Burnham Asset Management Corp. (the "adviser") and Burnham Securities, Inc. (the "distributor") have agreed to waive all or a portion of their management fees and Rule 12b-1 fees, respectively, and to reimburse certain expenses, to the extent required to reduce "Total Annual Operating Expenses" to 1.80%, 2.55% and 2.55% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Pursuant to the expense limitation agreement any waivers and reimbursements made by the adviser and/or distributor to a fund are subject to recoupment by the adviser and/or distributor within three years provided the fund is able to effect repayment and remain in compliance with applicable expense limitation. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the fund's business (i.e., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). The expense limitation agreement is effective for the period beginning May 1, 2011 and will terminate on April 30, 2012, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Trust Board.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This Example gives effect to the contractual expense reimbursement for one year only. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Burnham Financial Services Fund (USD $)	1 year	3 years	5 years	10 years
Class A, Burnham Financial Services Fund	674	1,024	1,398	2,444
Class B, Burnham Financial Services Fund	758	1,079	1,527	2,637
Class C, Burnham Financial Services Fund	359	780	1,328	2,822

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Burnham Financial Services Fund (USD $)	1 year	3 years	5 years	10 years
Class A, Burnham Financial Services Fund	674	1,024	1,398	2,444
Class B, Burnham Financial Services Fund	258	779	1,327	2,637
Class C, Burnham Financial Services Fund	259	780	1,328	2,822

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 137% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in stocks of U.S. companies that are in the financial services sector. The fund may invest in companies of any size, but the fund invests primarily in financial services companies that have market capitalizations of less than  $2.4 billion (unlike the Burnham Financial Industries Fund, which is also described in this prospectus and invests primarily in financial services companies without regard to market capitalization.) The fund considers all of the following as part of the financial services sector:

• Regional and money center banks

• Insurance companies

• Home, auto and other specialty finance companies

• Securities brokerage firms and electronic trading networks

• Investment management and advisory firms

• Publicly traded, government-sponsored financial intermediaries, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)

• Thrift and savings banks

• Financial conglomerates

• Foreign financial services companies

• Electronic transaction processors for financial services companies

• Real estate investment trusts

• Depository institutions

• Any company that derives at least 50% of its revenues from doing business with financial services companies, such as financial software companies

Ordinarily, the fund’s portfolio will be invested primarily in common stocks.

PRINCIPAL RISKS

The principal risks of investing in the fund are the performance of the stock market, especially the stocks of financial services companies, and to a lesser degree, the level of interest rates. Because the fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a fund that invests across several sectors.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

• Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes – mid and small-capitalization stocks or particular sectors – fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

• Common Stock Risk – The fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful.

• Small-and Mid-Capitalization Companies Risk – Historically, stocks of small and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Such companies may have limited product lines and financial resources and may depend upon a limited or less experienced management group.

• Financial Services Sector Risk – The financial services sector was materially and adversely affected by the recent recession and credit crisis, the effects which are still being felt to some extent. A significant number of assets have been written down and additions to reserves were at unprecedented levels. Regulation in response to the financial crisis may materially and adversely affect companies in which the Fund invests. The valuation of financial services companies continues to be in flux as we have come through a period of extreme volatility. An adverse event could disproportionally affect the financial services sector. Financial services companies could fall out of favor, causing the fund to underperform funds that focus on other types of stocks.

PAST PERFORMANCE

The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each full calendar year Since Inception. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The fund’s performance figures in the table below assume that all distributions were reinvested in the fund and reflect the deduction of the maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.

Return for Class A Shares

Best Quarter: 20.49% in the 2nd quarter of 2009 Worst Quarter: (12.51)% in 1st quarter of 2009
Average Annual Total Returns
The table presents the fund’s average annual returns over 1-, 5- and 10-year periods for Class A and Class B shares, and over 1- and 5-year periods and since inception for Class C shares, compared to those of recognized U.S. common stock indices. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the maximum sales charges and annual operating expenses.
(For the following periods ended 12/31/2010)
Average Annual Total Returns Burnham Financial Services Fund Summary, Retail Class Shares		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years/Since Inception	Inception date:
Return Before Taxes Class A, Burnham Financial Services Fund			(3.03%)	(0.22%)	9.15%
Return Before Taxes Class B, Burnham Financial Services Fund			(3.69%)	(0.27%)	8.89%
Return Before Taxes Class C, Burnham Financial Services Fund			0.30%	0.07%	1.64%	Apr 29, 2005
Return After Taxes on Distributions Class A, Burnham Financial Services Fund	[1]		(3.11%)	(1.12%)	7.19%
Return After Taxes on Distributions and Sale of Fund Shares Class A, Burnham Financial Services Fund	[1]		(1.88%)	(0.38%)	(7.15%)
NASDAQ Bank Index		(reflects no deduction of fees, expenses or taxes)	14.17%	(7.32%)	2.02%
Morningstar Financial Sector Average		(reflects no deduction of fees, expenses or taxes)	11.13%	(4.65%)	1.39%
[1]

Where the Return After Taxes on Distributions and Sale of Fund Shares is higher than the Total Return Before Taxes, it is due to realized losses. If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The after-tax returns are shown only for Class A shares; after-tax returns for Class B and Class C shares will vary.

Burnham Financial Industries Fund | Summary, Retail Class Shares
Burnham Financial Industries Fund
INVESTMENT OBJECTIVE:
The fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Burnham family of funds. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section on page 41 of this prospectus and the “Purchase and Redemption of Shares” section on page 25 of the funds’ Statement of Additional Information (the “SAI”).
Fee Table Shareholder Fees (paid directly from your investment)
Shareholder Fees Burnham Financial Industries Fund	Class A, Burnham Financial Industries Fund	Class C, Burnham Financial Industries Fund
Maximum front-end sales charge on Purchases (load) (as a % of offering price)	5.00%	none
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)	none	1.00%
Maximum redemption fee (% of redemption proceeds)	2.00%	2.00%

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Burnham Financial Industries Fund		Class A, Burnham Financial Industries Fund	Class C, Burnham Financial Industries Fund
Management fees	[1]	0.90%	0.90%
Distribution (12b-1) fees		0.30%	1.00%
Short sale dividend and interest expenses	[2]	0.47%	0.47%
Remainder other expenses	[3]	0.63%	0.63%
Total other expenses	[2][3]	1.10%	1.10%
Total Annual Operating Expenses		2.30%	3.00%
Expense Recoupment	[3]	0.08%	0.08%
Total Annual Operating Expenses After Expense Recoupment	[3]	2.38%	3.08%
[1]	The fund pays a management fee consisting of a basic annual fee of 0.90% of the fund's average daily net assets and a performance adjustment, resulting in a minimum fee of 0.80% and a maximum fee of 1.00%. For more information, see "Management Fees."
[2]	Short sale dividends and interest expenses on securities sold short are treated as an expense and increase the fund's expense ratio, although no cash is received or paid by the fund. The amount of short sale dividends and interest expenses was 0.47% and 0.47% of the average net assets of Class A and Class C, respectively, for fiscal year 2010. Excluding such short sale dividends, "Other expenses" were 0.63% for Class A and 0.63% for Class C and "Net annual operating expenses" were 1.91% for Class A and 2.61% for Class C. Short sale dividend expenses and interest expenses will vary and may be either greater than or less than the amount disclosed.
[3]	Burnham Asset Management Corp. (the "adviser") has agreed to reimburse certain expenses to the extent required to reduce "Other expenses" to 0.65% of the average daily net assets attributable to Class A and Class C shares. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends and interest expenses, extraordinary expenses not incurred in the ordinary course of the fun's business (i.e., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). Pursuant to the expense limitation agreement any waivers and reimbursements made by the adviser to a fund are subject to recoupment by the adviser and/or distributor within three years provided the fund is able to effect repayment and remain in compliance with the expense limitation. The expense limitation agreement is effective for the period beginning May 1, 2011 and will terminate on April 30, 2012, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Trust Board.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This Example gives effect to the contractual expense reimbursement for one year only. Because actual return and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Burnham Financial Industries Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A, Burnham Financial Industries Fund	729	1,190	1,676	3,010
Class C, Burnham Financial Industries Fund	411	935	1,584	3,323

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Burnham Financial Industries Fund (USD $)	1 year	3 years	5 years	10 years
Class A, Burnham Financial Industries Fund	729	1,190	1,676	3,010
Class C, Burnham Financial Industries Fund	311	935	1,584	3,323

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 159% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in the common stocks of U.S. companies of any market capitalization that are in the financial services sector (unlike the Burnham Financial Services Fund, which is also described in this prospectus and invests primarily in financial services companies that have market capitalizations of less than  $2.4 billion.) The fund invests primarily in financial service companies without regard to market capitalization. The fund considers all of the following as part of the financial services sector:

• Regional and money center banks

• Insurance companies

• Home, auto and other specialty finance companies

• Securities brokerage firms and electronic trading networks

• Investment management and advisory firms

• Publicly traded, government-sponsored financial intermediaries, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)

• Thrift and savings banks

• Financial conglomerates

• Foreign financial service companies

• Electronic transaction processors for financial services companies

• Real estate investment trusts

• Depository institutions

• Any company that derives at least 50% of its revenues from doing business with financial services companies, such as financial software companies

The fund may invest in companies of all sizes of market capitalization.

The fund is non-diversified and may invest a larger portion of its assets in the securities of a single company than diversified funds. Notwithstanding its non-diversified status, with respect to 50% of its total assets, the fund may invest in securities of not more than one issuer (or any combination of issuers) limited in respect to an amount not greater in value than 25% of its total assets and, in addition to the foregoing, in securities of not more than two issuers, each limited in respect to an amount not greater in value than 12.5% of its total assets and, with respect to the remaining 50% of its total assets, the fund may not invest in securities of any single issuer (other than the U.S. Government, its agencies and instrumentalities) limited in respect to an amount not greater in value than 5% of its total assets.

The fund may use futures and options on securities, indices and other derivatives to hedge against market changes or as a substitute for securities transactions. The fund may use derivatives (a type of instrument whose value is determined by reference to the value or the change in value of one or more securities, indices or other financial instruments) to hedge against market changes or as a substitute for securities transactions. It may also use derivatives in attempts to profit from anticipated market and security movements. The fund expects that its primary investments in derivatives will be in written covered call options but may invest in covered put options.

The fund may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured and monitored daily by management. Selling short may serve to hedge the fund’s long portfolio in periods of market decline and to use negative information about companies gained from the adviser’s research to the fund’s advantage. A strategy involving selling a particular security short is separate and distinct from a strategy of buying and then selling the underlying security itself.

PRINCIPAL RISKS

The principal risks of investing in the fund are the performance of the stock market, especially the stocks of financial services companies, and to a lesser degree, the level of interest rates. Because the fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a fund that invests across several sectors.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

• Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

• Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful.

• Derivative Instruments Risk – Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large profit or loss. The fund may lose more than its initial investment. If the fund has a derivative investment that begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available.

• Covered Call Options Risk – Investments in covered call options involve certain risks. These risks include limited gains and lack of liquidity of the underlying stock.

• Covered Put Options Risk – Investments in covered put options involve certain risks. These risks include the risk of loss if fair value of the underlying securities declines and limited gains.

• Financial Services Sector Risk – The financial services sector was materially and adversely affected by the recent recession and credit crisis, the effects which are still being felt to some extent. A significant number of assets have been written down and additions to reserves were at unprecedented levels. Regulation in response to the financial crisis may materially and adversely affect companies in which the Fund invests. The valuation of financial services companies continues to be in flux as we have come through a period of extreme volatility. An adverse event could disproportionally affect the financial services sector. Financial services companies could fall out of favor, causing the fund to underperform funds that focus on other types of stocks.

• Non-Diversification Risk – Matters affecting the stock price of a single company in which the fund invests may have a greater impact on the fund’s share price than in a diversified fund. Such non-diversification will increase the volatility of the value of the fund’s portfolio investments.

• Short Sale Risk – Selling short may produce higher than normal portfolio turnover and result in increased transaction costs to the fund. In addition, selling short magnifies the potential for both gain and loss to the fund and its shareholders. If a security sold short increases in price, the fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. By contrast, the fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

PAST PERFORMANCE

The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each full calendar year since inception. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The fund’s performance figures in the table below assume that all distributions were reinvested in the fund and reflect the deduction of the maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.

Return for Class A Shares

Best Quarter: 20.67% in the 2nd quarter of 2009 Worst Quarter: (9.36)% in the 2nd quarter of 2010
Average Annual Total Returns
The table presents the fund’s average annual returns for 1- and 5-year periods and since inception for each share class compared to those of recognized U.S. common stock indices. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the maximum sales charges and annual operating expenses.
(For the Following Periods Ended 12/31/2010)
Average Annual Total Returns Burnham Financial Industries Fund Summary, Retail Class Shares		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception	Inception Date
Return Before Taxes Class A, Burnham Financial Industries Fund			(2.71%)	6.49%	8.18%	Apr 30, 2004
Return Before Taxes Class C, Burnham Financial Industries Fund			0.69%	6.84%	8.26%	Apr 30, 2004
Return After Taxes on Distributions Class A, Burnham Financial Industries Fund	[1]		(2.88%)	4.83%	6.61%	Apr 30, 2004
Return After Taxes on Distributions and Sale of Fund Shares Class A, Burnham Financial Industries Fund	[1]		(1.56%)	4.79%	6.63%	Apr 30, 2004
The KBW Bank Index		(reflects no deduction of fees, expenses or taxes)	23.36%	(10.23%)	(5.83%)	Apr 30, 2004
Morningstar Financial Sector Average		(reflects no deduction of fees, expenses or taxes)	11.13%	(4.65%)	0.97%	Apr 30, 2004
[1]

Where the Return After Taxes on Distributions and Sale of Fund Shares is higher than the Total Return Before Taxes, it is due to realized losses. If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The after-tax returns are shown only for Class A shares; after-tax returns for Class B and Class C shares will vary.

Burnham U.S. Government Money Market Fund | Summary, Retail Class Shares
Burnham U.S. Government Money Market Fund
INVESTMENT OBJECTIVE:
The fund’s goal is maximum current income that is consistent with maintaining liquidity and preserving capital.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the fund.
Fee Table Shareholder Fees (paid directly from your investment)
Shareholder Fees (USD $)	Burnham U.S. Government Money Market Fund
Shareholder Fee	none

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Annual Fund Operating Expenses	Burnham U.S. Government Money Market Fund
Management fees	0.40%
Distribution (12b-1) fees	none
Other expenses	0.35%
Total Annual Fund Operating Expenses	0.75%

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Because actual return and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Burnham U.S. Government Money Market Fund	77	240	417	930

PRINCIPAL STRATEGIES

The fund seeks to maintain a stable  $1.00 per share price. The fund invests at least 80% of its assets in money market securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government securities”) and repurchase agreements that are fully collateralized by U.S. Government securities. The fund’s other investments may consist of repurchase agreements collateralized by non-U.S. Government securities. Each security will have a remaining maturity of 13 months or less. The fund’s dollar-weighted average maturity will not exceed 60 days and its dollar-weighted average portfolio life will not exceed 120 days. Its yield will go up and down with changes in short-term interest rates.

A money market fund is a pool of assets investing in U.S. dollar-denominated short-term debt obligations. Because of the relative safety of money market funds compared to other types of funds, money market funds typically offer the lowest return of any type of mutual fund. The fund’s current yield reflects the relationship between the fund’s current level of annual income and its price on a particular day.

Types of money market securities include U.S. Treasury securities, U.S. Government agency and other obligations, and repurchase agreements.

PRINCIPAL RISKS

The principal risk of investing in the fund is the level of short-term interest rates. If short-term interest rates rise steeply, the prices of money market securities could fall and threaten the  $1.00 share price that the fund tries to maintain.

It is important to note that although the fund invests primarily in U.S. Government securities, the fund’s share price and its yield are not guaranteed by the U.S. Government. Certain issuers of U.S. Government securities in which the fund may invest are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. Rather, these issuers are authorized to borrow from the U.S. Treasury to meet their obligations. These issuers include the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Association (“Freddie Mac”), and the Federal Home Loan Banks (“FHLBS”). The maximum potential liability of these issuers may exceed their current resources, including their legal right to obtain financial support from the U.S. Government. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

In addition, the fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This may be an advantage when interest rates are rising but not when they are falling.

The fund’s investments in repurchase agreements are subject to the risk that the seller defaults on its obligation to repurchase the securities under the repurchase agreement. The fund may encounter delay and incur costs before being able to sell the securities. Such a delay may involve loss of interest or decline in price of the securities.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the fund.

PAST PERFORMANCE

The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund for each full calendar year since inception. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.

Return for Burnham U.S. Government Money Market Fund

[1]	Prior to February 16, 2004, the name of the fund was Burnham U.S. Treasury Money Market Fund. The fund previously invested at least 80% of its assets in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government.

Best Quarter: 1.42% in the 3rd quarter of 2000 Worst Quarter: 0.00% in the 4th quarter of 2010
If you would like to know the current 7-day yield for the fund, call Burnham Shareholder Services at 1-800-874-3863 (toll free).
Average Annual Total Returns	[1]
The table presents the fund’s average annual returns over 1-, 5- and 10-year periods. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the annual fund operating expenses.
(For the following periods ended 12/31/2010)
Average Annual Total Returns	1 year	5 years	10 Years
Burnham U.S. Government Money Market Fund Summary, Retail Class Shares	none	1.93%	1.73%

[1]	Prior to February 16, 2004, the name of the fund was Burnham U.S. Treasury Money Market Fund. The fund previously invested at least 80% of its assets in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government.

Burnham Financial Industries Fund | Summary, Institutional Class Shares
Burnham Financial Industries Fund
INVESTMENT OBJECTIVE:
The fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the fund.
Fee Table Shareholder Fees (paid directly from your investment)
Shareholder Fees	Burnham Financial Industries Fund Class I, Burnham Financial Industries Fund
Maximum redemption fee (% of redemption proceeds)	2.00%

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Burnham Financial Industries Fund Class I, Burnham Financial Industries Fund
Management fees	[1]	0.90%
Short sale dividend and interest expenses	[2]	0.47%
Remainder other expenses	[3]	0.51%
Other expenses	[2][3]	0.98%
Total Annual Operating Expenses		1.88%
Fee Waivers and/or Expense Reimbursements	[3]	(0.03%)
Total Annual Operating Expenses After Expense Waiver	[3]	1.85%
[1]	The fund pays a management fee consisting of a basic annual fee of 0.90% of the fund's average daily net assets and a performance adjustment, resulting in a minimum fee of 0.80% and a maximum fee of 1.00%. For more information, see "Management Fees."
[2]	Short sale dividends and interest expenses on securities sold short are treated as an expense and increase the fund's expense ratio, although no cash is received or paid by the fund. The amount of short sale dividends and interest expenses was 0.47% of the average net assets of Class I for fiscal year 2010. Excluding such short sale dividends, "Other expenses" were 0.50% for Class I and "Net annual operating expenses" were 1.37% for Class I. Short sale dividend expenses and interest expenses will vary and may be either greater than or less than the amount disclosed.
[3]	Burnham Asset Management Corp. (the "adviser") has agreed to reimburse certain to the extent required to reduce "Other expenses" to 0.65% of the average daily net assets attributable to Class I shares. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends and interest expenses, extraordinary expenses not incurred in the ordinary course of the fund's business (i.e., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). Pursuant to the expense limitation agreement any waivers and reimbursements made by the adviser to a fund are subject to recoupment by the adviser within three years provided the fund is able to effect repayment and remain in compliance with the expense limitation. The expense limitation agreement is effective for the period beginning May 1, 2011 and will terminate on April 30, 2012, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Trust Board.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This Example gives effect to the contractual expense reimbursement for one year only. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Burnham Financial Industries Fund Class I, Burnham Financial Industries Fund	188	588	1,013	2,199

The Class I shares of this fund are not subject to sales load or other fee upon redemption. This means that your cost for each period would be the same whether or not you sell your Class I shares at the end of a period.
PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 159% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in the common stocks of U.S. companies of any market capitalization that are in the financial services sector (unlike the Burnham Financial Services Fund, which is also described in this prospectus and invests primarily in financial services companies that have market capitalizations of less than  $2.4 billion.) The fund invests primarily in financial service companies without regard to market capitalization. The fund considers all of the following as part of the financial services sector:

• Regional and money center banks

• Insurance companies

• Home, auto and other specialty finance companies

• Securities brokerage firms and electronic trading networks

• Investment management and advisory firms

• Publicly traded, government-sponsored financial intermediaries, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)

• Thrift and savings banks

• Financial conglomerates

• Foreign financial service companies

• Electronic transaction processors for financial services companies

• Real estate investment trusts

• Depository institutions

• Any company that derives at least 50% of its revenues from doing business with financial services companies, such as financial software companies

The fund may invest in companies of all sizes of market capitalization.

The fund is non-diversified and may invest a larger portion of its assets in the securities of a single company than diversified funds. Notwithstanding its non-diversified status, with respect to 50% of its total assets, the fund may invest in securities of not more than one issuer (or any combination of issuers) limited in respect to an amount not greater in value than 25% of its total assets and, in addition to the foregoing, in securities of not more than two issuers, each limited in respect to an amount not greater in value than 12.5% of its total assets and, with respect to the remaining 50% of its total assets, the fund may not invest in securities of any single issuer (other than the U.S. Government, its agencies and instrumentalities) limited in respect to an amount not greater in value than 5% of its total assets.

The fund may use futures and options on securities, indices and other derivatives to hedge against market changes or as a substitute for securities transactions. The fund may use derivatives (a type of instrument whose value is determined by reference to the value or the change in value of one or more securities, indices or other financial instruments) to hedge against market changes or as a substitute for securities transactions. It may also use derivatives in attempts to profit from anticipated market and security movements. The fund expects that its primary investments in derivatives will be in written covered call options but may invest in covered put options.

The fund may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured and monitored daily by management. Selling short may serve to hedge the fund’s long portfolio in periods of market decline and to seek to use negative information about companies gained from the adviser’s research to the fund’s advantage. A strategy involving selling a particular security short is separate and distinct from a strategy of buying and then selling the underlying security itself.

PRINCIPAL RISKS

The principal risks of investing in the fund are the performance of the stock market, especially the stocks of financial services companies, and to a lesser degree, the level of interest rates. Because the fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a fund that invests across several sectors.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

• Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

• Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful.

• Derivative Instruments Risk – Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large profit or loss. The fund may lose more than its initial investment. If the fund has a derivative investment that begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available.

• Covered Call Options Risk – Investments in covered call options involve certain risks. These risks include limited gains and lack of liquidity of the underlying stock.

• Covered Put Options Risk – Investments in covered put options involve certain risks. These risks include the risk of loss if fair value of the underlying securities declines and limited gains.

• Financial Services Sector Risk – The financial services sector was materially and adversely affected by the recent recession and credit crisis, the effects which are still being felt to some extent. A significant number of assets have been written down and additions to reserves were at unprecedented levels. Regulation in response to the financial crisis may materially and adversely affect companies in which the Fund invests. The valuation of financial services companies continues to be in flux as we have come through a period of extreme volatility. An adverse event could disproportionally affect the financial services sector. Financial services companies could fall out of favor, causing the fund to underperform funds that focus on other types of stocks.

• Non-diversification Risk – Matters affecting the stock price of a single company in which the fund invests may have a greater impact on the fund’s share price than in a diversified fund. Such non-diversification will increase the volatility of the value of the fund’s portfolio investments.

• Short Sale Risk – Selling short may produce higher than normal portfolio turnover and result in increased transaction costs to the fund. In addition, selling short magnifies the potential for both gain and loss to the fund and its shareholders. If a security sold short increases in price, the fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. By contrast, the fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

PAST PERFORMANCE

The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the Fund’s Class I shares for each full calendar year since inception. The Class I shares are not subject to any sales charges. The fund’s performance figures in the table below assume that all distributions were reinvested in the fund and reflect the deduction of annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.

Return for Class I Shares

Best Quarter: 8.60% in the 4th Quarter of 2010 Worst Quarter: (9.28)% in the 2nd Quarter of 2010
Average Annual Total Returns
The table presents the fund’s average annual returns for 1-year period and since inception for Class I shares, compared to those of recognized U.S. common stock indices. The fund’s performance figures assume that all distributions were reinvested in the fund.
(For the following periods ended 12/31/2010)
Average Annual Total Returns Burnham Financial Industries Fund Summary, Institutional Class Shares		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	Inception date:
Return Before Taxes			2.93%	6.16%	Dec 16, 2009
Return After Taxes on Distributions	[1]		2.68%	5.93%	Dec 16, 2009
Return After Taxes on Distributions and Sale of Fund Shares	[1]		2.20%	5.23%	Dec 16, 2009
The KBW Bank Index		(reflects no deduction of fees, expenses or taxes)	23.36%	23.37%	Dec 16, 2009
Morningstar Financial Sector Average		(reflects no deduction of fees, expenses or taxes)	11.13%	0.97%	Dec 16, 2009
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	BURNHAM INVESTORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000030126
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
Burnham Fund | Class A, Burnham Fund
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum front-end sales charge on Purchases (load) (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum redemption fee (% of redemption proceeds)	rr_RedemptionFeeOverRedemption	2.00%
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.59%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.47%	[1],[2]
Expense Recoupment	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[2]
Total Annual Operating Expenses After Expense Waiver	rr_NetExpensesOverAssets	1.54%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	649
3 Years	rr_ExpenseExampleYear03	948
5 Years	rr_ExpenseExampleYear05	1,269
10 Years	rr_ExpenseExampleYear10	2,175
Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 year	rr_ExpenseExampleNoRedemptionYear01	649
3 years	rr_ExpenseExampleNoRedemptionYear03	948
5 years	rr_ExpenseExampleNoRedemptionYear05	1,269
10 years	rr_ExpenseExampleNoRedemptionYear10	2,175
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(14.26%)
2002	rr_AnnualReturn2002	(23.14%)
2003	rr_AnnualReturn2003	21.60%
2004	rr_AnnualReturn2004	7.01%
2005	rr_AnnualReturn2005	5.55%
2006	rr_AnnualReturn2006	8.11%
2007	rr_AnnualReturn2007	15.31%
2008	rr_AnnualReturn2008	(38.30%)
2009	rr_AnnualReturn2009	31.11%
2010	rr_AnnualReturn2010	22.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.17%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.20%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Burnham Fund | Class B, Burnham Fund
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum front-end sales charge on Purchases (load) (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Maximum redemption fee (% of redemption proceeds)	rr_RedemptionFeeOverRedemption	2.00%
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.59%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.22%	[1],[2]
Expense Recoupment	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[2]
Total Annual Operating Expenses After Expense Waiver	rr_NetExpensesOverAssets	2.29%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	732
3 Years	rr_ExpenseExampleYear03	1,001
5 Years	rr_ExpenseExampleYear05	1,396
10 Years	rr_ExpenseExampleYear10	2,371
Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 year	rr_ExpenseExampleNoRedemptionYear01	232
3 years	rr_ExpenseExampleNoRedemptionYear03	701
5 years	rr_ExpenseExampleNoRedemptionYear05	1,196
10 years	rr_ExpenseExampleNoRedemptionYear10	2,371
Burnham Fund | Class C, Burnham Fund
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum front-end sales charge on Purchases (load) (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum redemption fee (% of redemption proceeds)	rr_RedemptionFeeOverRedemption	2.00%
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.59%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.22%	[1],[2]
Expense Recoupment	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[2]
Total Annual Operating Expenses After Expense Waiver	rr_NetExpensesOverAssets	2.29%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	332
3 Years	rr_ExpenseExampleYear03	701
5 Years	rr_ExpenseExampleYear05	1,196
10 Years	rr_ExpenseExampleYear10	2,560
Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 year	rr_ExpenseExampleNoRedemptionYear01	232
3 years	rr_ExpenseExampleNoRedemptionYear03	701
5 years	rr_ExpenseExampleNoRedemptionYear05	1,196
10 years	rr_ExpenseExampleNoRedemptionYear10	2,560
Burnham Fund | Summary, Retail Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Burnham Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation, mainly long term.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is generally of lesser importance, meaning that it is a secondary goal.
FEES AND EXPENSES OF THE FUND	bit30126_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Burnham family of funds. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section on page 41 of this prospectus and the “Purchase and Redemption of Shares” section on page 25 of the funds’ Statement of Additional Information (the “SAI”).
Expense Breakpoint Discounts	bit30126_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Burnham family of funds. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section on page 41 of this prospectus and the “Purchase and Redemption of Shares” section on page 25 of the funds’ Statement of Additional Information (the “SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fee Table Shareholder Fees (paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Declines over six years from 5.00% in the first year after purchase, to 1.00% in the sixth year and is eliminated thereafter.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The ratios of Annual Operating Expenses in this table do not match those found in the "Financial Highlights" section of this prospectus (the "Expense Ratios") because the Expense Ratios reflect the current operating expenses of the fund and do not include ratios of acquired fund fees and expenses, which are expenses incurred indirectly by the fund as a result of its investment in other funds.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This Example gives effect to the contractual expense reimbursement for one year only. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
PORTFOLIO TURNOVER	bit30126_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its goals by investing in a diverse portfolio primarily consisting of common stocks.

The fund invests in large-capitalization stocks (i.e., companies with a capitalization generally of  $11 billion or more, commonly known as “blue-chip”), which are usually issued by well-established companies. These companies generally maintain a sound financial base and offer a variety of product lines and businesses. As compared with smaller-capitalization companies, securities of large-capitalization companies historically have involved less market risk and lower long-term market returns.

In managing the fund's stock portfolio, the adviser uses sector research, which focuses on selecting the industries the fund will invest in (e.g., top-down research). The fund seeks to reduce risk by diversifying across many different industries and economic sectors. In selecting individual stocks, the adviser looks for companies that appear to have the following characteristics:

• Potential for sustained operating and revenue growth

• Product leadership and strong management teams that focus on enhancing shareholder value

• Companies with histories of paying regular dividends

• Securities that appear undervalued by the market or that seem to be poised to benefit from restructuring or similar business changes

Under normal conditions, the fund intends to remain fully invested with only minimal investments in cash or short-term debt instruments. In extraordinary circumstances, the fund may invest extensively in cash or short-term investment-grade debt securities. In such circumstances, the fund would be assuming a temporary defensive position and would not be pursuing its primary goal.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund pursues its goals by investing in a diverse portfolio primarily consisting of common stocks.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risk of investing in the fund is a downturn in the stock market, and particularly in stocks of large-capitalization companies.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

• Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company's individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes –large-capitalization stocks or particular sectors – fell out of favor with the market. Companies in the fund's portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

• Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

• Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The fund's management strategy or security selection methods could prove less successful than anticipated or unsuccessful.

Risk Lose Money [Text]	rr_RiskLoseMoney	Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:
PAST PERFORMANCE	bit30126_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each of the last ten calendar years. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The fund’s performance figures in the table below assume that all distributions were reinvested in the fund and reflect the deduction of the maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the annual total returns of the fund’s Class A shares for each of the last ten calendar years.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.burnhamfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-874-3863
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 14.17% in 2nd quarter of 2009 Worst Quarter: (20.20)% in 4th quarter of 2008
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table presents the fund’s average annual returns over 1-, 5- and 10-year periods for Class A and Class B shares, and 1- and 5-year periods and since inception for Class C shares, compared to those of recognized U.S. common stock and bond indices. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the maximum sales charges and annual operating expenses.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance calculations reflect the deduction of the maximum sales charges and annual operating expenses.
Caption	rr_AverageAnnualReturnCaption	(For the following periods ended 12/31/2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares; after-tax returns for Class B and Class C shares will vary.
Burnham Fund | Return Before Taxes | Class A, Burnham Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS A SHARES
Burnham Fund | Return Before Taxes | Class B, Burnham Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS B SHARES
Burnham Fund | Return Before Taxes | Class C, Burnham Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS C SHARES
Burnham Fund | Summary, Retail Class Shares | Return Before Taxes | Class A, Burnham Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Total Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.33%
5 Years	rr_AverageAnnualReturnYear05	3.24%
Average Annual Return Since Inception	rr_AverageAnnualReturnSinceInception	0.60%
Burnham Fund | Summary, Retail Class Shares | Return Before Taxes | Class B, Burnham Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.51%
5 Years	rr_AverageAnnualReturnYear05	3.17%
Average Annual Return Since Inception	rr_AverageAnnualReturnSinceInception	0.37%
Burnham Fund | Summary, Retail Class Shares | Return Before Taxes | Class C, Burnham Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.60%
5 Years	rr_AverageAnnualReturnYear05	3.55%
Average Annual Return Since Inception	rr_AverageAnnualReturnSinceInception	4.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
Burnham Fund | Return After Taxes on Distributions | Class A, Burnham Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS A SHARES
Burnham Fund | Summary, Retail Class Shares | Return After Taxes on Distributions | Class A, Burnham Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.24%	[4]
5 Years	rr_AverageAnnualReturnYear05	2.77%	[4]
Average Annual Return Since Inception	rr_AverageAnnualReturnSinceInception	(0.15%)	[4]
Burnham Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Burnham Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS A SHARES
Burnham Fund | Summary, Retail Class Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Burnham Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.73%	[4]
5 Years	rr_AverageAnnualReturnYear05	2.71%	[4]
Average Annual Return Since Inception	rr_AverageAnnualReturnSinceInception	0.27%	[4]
Burnham Fund | Summary, Retail Class Shares | Standard & Poor's 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Standard & Poor’s 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Return Since Inception	rr_AverageAnnualReturnSinceInception	1.41%
Burnham Fund | Summary, Retail Class Shares | Morningstar Large Cap Blend Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Large Cap Blend Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	14.01%
5 Years	rr_AverageAnnualReturnYear05	1.98%
Average Annual Return Since Inception	rr_AverageAnnualReturnSinceInception	1.64%
Burnham Financial Services Fund | Class A, Burnham Financial Services Fund
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum front-end sales charge on Purchases (load) (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum redemption fee (% of redemption proceeds)	rr_RedemptionFeeOverRedemption	2.00%
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.73%	[5]
Expense Recoupment	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[5]
Total Annual Operating Expenses After Expense Waiver	rr_NetExpensesOverAssets	1.80%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	674
3 Years	rr_ExpenseExampleYear03	1,024
5 Years	rr_ExpenseExampleYear05	1,398
10 Years	rr_ExpenseExampleYear10	2,444
Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 year	rr_ExpenseExampleNoRedemptionYear01	674
3 years	rr_ExpenseExampleNoRedemptionYear03	1,024
5 years	rr_ExpenseExampleNoRedemptionYear05	1,398
10 years	rr_ExpenseExampleNoRedemptionYear10	2,444
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	29.28%
2002	rr_AnnualReturn2002	17.55%
2003	rr_AnnualReturn2003	40.66%
2004	rr_AnnualReturn2004	13.13%
2005	rr_AnnualReturn2005	0.37%
2006	rr_AnnualReturn2006	17.02%
2007	rr_AnnualReturn2007	(13.96%)
2008	rr_AnnualReturn2008	(14.78%)
2009	rr_AnnualReturn2009	18.90%
2010	rr_AnnualReturn2010	2.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.49%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.51%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Burnham Financial Services Fund | Class B, Burnham Financial Services Fund
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum front-end sales charge on Purchases (load) (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Maximum redemption fee (% of redemption proceeds)	rr_RedemptionFeeOverRedemption	2.00%
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.48%	[5]
Expense Recoupment	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[5]
Total Annual Operating Expenses After Expense Waiver	rr_NetExpensesOverAssets	2.55%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	758
3 Years	rr_ExpenseExampleYear03	1,079
5 Years	rr_ExpenseExampleYear05	1,527
10 Years	rr_ExpenseExampleYear10	2,637
Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 year	rr_ExpenseExampleNoRedemptionYear01	258
3 years	rr_ExpenseExampleNoRedemptionYear03	779
5 years	rr_ExpenseExampleNoRedemptionYear05	1,327
10 years	rr_ExpenseExampleNoRedemptionYear10	2,637
Burnham Financial Services Fund | Class C, Burnham Financial Services Fund
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum front-end sales charge on Purchases (load) (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum redemption fee (% of redemption proceeds)	rr_RedemptionFeeOverRedemption	2.00%
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.48%	[5]
Expense Recoupment	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[5]
Total Annual Operating Expenses After Expense Waiver	rr_NetExpensesOverAssets	2.56%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	359
3 Years	rr_ExpenseExampleYear03	780
5 Years	rr_ExpenseExampleYear05	1,328
10 Years	rr_ExpenseExampleYear10	2,822
Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 year	rr_ExpenseExampleNoRedemptionYear01	259
3 years	rr_ExpenseExampleNoRedemptionYear03	780
5 years	rr_ExpenseExampleNoRedemptionYear05	1,328
10 years	rr_ExpenseExampleNoRedemptionYear10	2,822
Burnham Financial Services Fund | Summary, Retail Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Burnham Financial Services Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND	bit30126_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Burnham family of funds. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section on page 41 of this prospectus and the “Purchase and Redemption of Shares” section on page 25 of the funds’ Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	bit30126_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Burnham family of funds. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section on page 41 of this prospectus and the “Purchase and Redemption of Shares” section on page 25 of the funds’ Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fee Table Shareholder Fees (paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Declines over six years from 5.00% in the first year after purchase, to 1.00% in the sixth year and is eliminated thereafter.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This Example gives effect to the contractual expense reimbursement for one year only. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
PORTFOLIO TURNOVER	bit30126_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 137% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	137.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in stocks of U.S. companies that are in the financial services sector. The fund may invest in companies of any size, but the fund invests primarily in financial services companies that have market capitalizations of less than  $2.4 billion (unlike the Burnham Financial Industries Fund, which is also described in this prospectus and invests primarily in financial services companies without regard to market capitalization.) The fund considers all of the following as part of the financial services sector:

• Regional and money center banks

• Insurance companies

• Home, auto and other specialty finance companies

• Securities brokerage firms and electronic trading networks

• Investment management and advisory firms

• Publicly traded, government-sponsored financial intermediaries, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)

• Thrift and savings banks

• Financial conglomerates

• Foreign financial services companies

• Electronic transaction processors for financial services companies

• Real estate investment trusts

• Depository institutions

• Any company that derives at least 50% of its revenues from doing business with financial services companies, such as financial software companies

Ordinarily, the fund’s portfolio will be invested primarily in common stocks.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in stocks of U.S. companies that are in the financial services sector.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the fund are the performance of the stock market, especially the stocks of financial services companies, and to a lesser degree, the level of interest rates. Because the fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a fund that invests across several sectors.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

• Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes – mid and small-capitalization stocks or particular sectors – fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

• Common Stock Risk – The fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful.

• Small-and Mid-Capitalization Companies Risk – Historically, stocks of small and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Such companies may have limited product lines and financial resources and may depend upon a limited or less experienced management group.

• Financial Services Sector Risk – The financial services sector was materially and adversely affected by the recent recession and credit crisis, the effects which are still being felt to some extent. A significant number of assets have been written down and additions to reserves were at unprecedented levels. Regulation in response to the financial crisis may materially and adversely affect companies in which the Fund invests. The valuation of financial services companies continues to be in flux as we have come through a period of extreme volatility. An adverse event could disproportionally affect the financial services sector. Financial services companies could fall out of favor, causing the fund to underperform funds that focus on other types of stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:
PAST PERFORMANCE	bit30126_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each full calendar year Since Inception. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The fund’s performance figures in the table below assume that all distributions were reinvested in the fund and reflect the deduction of the maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the annual total returns of the fund’s Class A shares for each full calendar year Since Inception. Returns for the fund’s single best and single worst quarters give some indication of how widely short-term performance has varied.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.burnhamfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-874-3863
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Return for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 20.49% in the 2nd quarter of 2009 Worst Quarter: (12.51)% in 1st quarter of 2009
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table presents the fund’s average annual returns over 1-, 5- and 10-year periods for Class A and Class B shares, and over 1- and 5-year periods and since inception for Class C shares, compared to those of recognized U.S. common stock indices. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the maximum sales charges and annual operating expenses.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance calculations reflect the deduction of the maximum sales charges and annual operating expenses.
Caption	rr_AverageAnnualReturnCaption	(For the following periods ended 12/31/2010)
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Where the Return After Taxes on Distributions and Sale of Fund Shares is higher than the Total Return Before Taxes, it is due to realized losses. If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares; after-tax returns for Class B and Class C shares will vary.
Burnham Financial Services Fund | Summary, Retail Class Shares | Return Before Taxes | Class A, Burnham Financial Services Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS A SHARES
Label	rr_AverageAnnualReturnLabel	Total Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.03%)
5 Years	rr_AverageAnnualReturnYear05	(0.22%)
Average Annual Return Since Inception	rr_AverageAnnualReturnSinceInception	9.15%
Burnham Financial Services Fund | Summary, Retail Class Shares | Return Before Taxes | Class B, Burnham Financial Services Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS B SHARES
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.69%)
5 Years	rr_AverageAnnualReturnYear05	(0.27%)
Average Annual Return Since Inception	rr_AverageAnnualReturnSinceInception	8.89%
Burnham Financial Services Fund | Summary, Retail Class Shares | Return Before Taxes | Class C, Burnham Financial Services Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS C SHARES
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.30%
5 Years	rr_AverageAnnualReturnYear05	0.07%
Average Annual Return Since Inception	rr_AverageAnnualReturnSinceInception	1.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Burnham Financial Services Fund | Summary, Retail Class Shares | Return After Taxes on Distributions | Class A, Burnham Financial Services Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS A SHARES
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.11%)	[6]
5 Years	rr_AverageAnnualReturnYear05	(1.12%)	[6]
Average Annual Return Since Inception	rr_AverageAnnualReturnSinceInception	7.19%	[6]
Burnham Financial Services Fund | Summary, Retail Class Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Burnham Financial Services Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS A SHARES
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.88%)	[6]
5 Years	rr_AverageAnnualReturnYear05	(0.38%)	[6]
Average Annual Return Since Inception	rr_AverageAnnualReturnSinceInception	(7.15%)	[6]
Burnham Financial Services Fund | Summary, Retail Class Shares | Morningstar Financial Sector Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Financial Sector Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.13%
5 Years	rr_AverageAnnualReturnYear05	(4.65%)
Average Annual Return Since Inception	rr_AverageAnnualReturnSinceInception	1.39%
Burnham Financial Services Fund | Summary, Retail Class Shares | NASDAQ Bank Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ Bank Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	14.17%
5 Years	rr_AverageAnnualReturnYear05	(7.32%)
Average Annual Return Since Inception	rr_AverageAnnualReturnSinceInception	2.02%
Burnham Financial Industries Fund | Class A, Burnham Financial Industries Fund
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum front-end sales charge on Purchases (load) (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum redemption fee (% of redemption proceeds)	rr_RedemptionFeeOverRedemption	2.00%
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.90%	[7]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	1.10%	[8],[9]
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.30%
Expense Recoupment	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[8]
Total Annual Operating Expenses After Expense Waiver	rr_NetExpensesOverAssets	2.38%	[8]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	729
3 Years	rr_ExpenseExampleYear03	1,190
5 Years	rr_ExpenseExampleYear05	1,676
10 Years	rr_ExpenseExampleYear10	3,010
Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 year	rr_ExpenseExampleNoRedemptionYear01	729
3 years	rr_ExpenseExampleNoRedemptionYear03	1,190
5 years	rr_ExpenseExampleNoRedemptionYear05	1,676
10 years	rr_ExpenseExampleNoRedemptionYear10	3,010
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	8.38%
2006	rr_AnnualReturn2006	16.74%
2007	rr_AnnualReturn2007	(1.04%)
2008	rr_AnnualReturn2008	(6.99%)
2009	rr_AnnualReturn2009	31.00%
2010	rr_AnnualReturn2010	2.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.67%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.36%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Burnham Financial Industries Fund | Class C, Burnham Financial Industries Fund
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum front-end sales charge on Purchases (load) (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum redemption fee (% of redemption proceeds)	rr_RedemptionFeeOverRedemption	2.00%
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.90%	[7]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.10%	[8],[9]
Total Annual Operating Expenses	rr_ExpensesOverAssets	3.00%
Expense Recoupment	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[8]
Total Annual Operating Expenses After Expense Waiver	rr_NetExpensesOverAssets	3.08%	[8]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	411
3 Years	rr_ExpenseExampleYear03	935
5 Years	rr_ExpenseExampleYear05	1,584
10 Years	rr_ExpenseExampleYear10	3,323
Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 year	rr_ExpenseExampleNoRedemptionYear01	311
3 years	rr_ExpenseExampleNoRedemptionYear03	935
5 years	rr_ExpenseExampleNoRedemptionYear05	1,584
10 years	rr_ExpenseExampleNoRedemptionYear10	3,323
Burnham Financial Industries Fund | Class I, Burnham Financial Industries Fund
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum redemption fee (% of redemption proceeds)	rr_RedemptionFeeOverRedemption	2.00%
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.90%	[7]
Other expenses	rr_OtherExpensesOverAssets	0.98%	[10],[11]
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.88%
Expense Recoupment	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[10]
Total Annual Operating Expenses After Expense Waiver	rr_NetExpensesOverAssets	1.85%	[10]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	188
3 Years	rr_ExpenseExampleYear03	588
5 Years	rr_ExpenseExampleYear05	1,013
10 Years	rr_ExpenseExampleYear10	2,199
Annual Total Returns	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	2.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.60%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.28%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Burnham Financial Industries Fund | Summary, Retail Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Burnham Financial Industries Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND	bit30126_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Burnham family of funds. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section on page 41 of this prospectus and the “Purchase and Redemption of Shares” section on page 25 of the funds’ Statement of Additional Information (the “SAI”).
Expense Breakpoint Discounts	bit30126_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Burnham family of funds. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section on page 41 of this prospectus and the “Purchase and Redemption of Shares” section on page 25 of the funds’ Statement of Additional Information (the “SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fee Table Shareholder Fees (paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This Example gives effect to the contractual expense reimbursement for one year only. Because actual return and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
PORTFOLIO TURNOVER	bit30126_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 159% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	159.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in the common stocks of U.S. companies of any market capitalization that are in the financial services sector (unlike the Burnham Financial Services Fund, which is also described in this prospectus and invests primarily in financial services companies that have market capitalizations of less than  $2.4 billion.) The fund invests primarily in financial service companies without regard to market capitalization. The fund considers all of the following as part of the financial services sector:

• Regional and money center banks

• Insurance companies

• Home, auto and other specialty finance companies

• Securities brokerage firms and electronic trading networks

• Investment management and advisory firms

• Publicly traded, government-sponsored financial intermediaries, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)

• Thrift and savings banks

• Financial conglomerates

• Foreign financial service companies

• Electronic transaction processors for financial services companies

• Real estate investment trusts

• Depository institutions

• Any company that derives at least 50% of its revenues from doing business with financial services companies, such as financial software companies

The fund may invest in companies of all sizes of market capitalization.

The fund is non-diversified and may invest a larger portion of its assets in the securities of a single company than diversified funds. Notwithstanding its non-diversified status, with respect to 50% of its total assets, the fund may invest in securities of not more than one issuer (or any combination of issuers) limited in respect to an amount not greater in value than 25% of its total assets and, in addition to the foregoing, in securities of not more than two issuers, each limited in respect to an amount not greater in value than 12.5% of its total assets and, with respect to the remaining 50% of its total assets, the fund may not invest in securities of any single issuer (other than the U.S. Government, its agencies and instrumentalities) limited in respect to an amount not greater in value than 5% of its total assets.

The fund may use futures and options on securities, indices and other derivatives to hedge against market changes or as a substitute for securities transactions. The fund may use derivatives (a type of instrument whose value is determined by reference to the value or the change in value of one or more securities, indices or other financial instruments) to hedge against market changes or as a substitute for securities transactions. It may also use derivatives in attempts to profit from anticipated market and security movements. The fund expects that its primary investments in derivatives will be in written covered call options but may invest in covered put options.

The fund may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured and monitored daily by management. Selling short may serve to hedge the fund’s long portfolio in periods of market decline and to use negative information about companies gained from the adviser’s research to the fund’s advantage. A strategy involving selling a particular security short is separate and distinct from a strategy of buying and then selling the underlying security itself.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in the common stocks of U.S. companies of any market capitalization that are in the financial services sector
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the fund are the performance of the stock market, especially the stocks of financial services companies, and to a lesser degree, the level of interest rates. Because the fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a fund that invests across several sectors.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

• Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

• Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful.

• Derivative Instruments Risk – Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large profit or loss. The fund may lose more than its initial investment. If the fund has a derivative investment that begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available.

• Covered Call Options Risk – Investments in covered call options involve certain risks. These risks include limited gains and lack of liquidity of the underlying stock.

• Covered Put Options Risk – Investments in covered put options involve certain risks. These risks include the risk of loss if fair value of the underlying securities declines and limited gains.

• Financial Services Sector Risk – The financial services sector was materially and adversely affected by the recent recession and credit crisis, the effects which are still being felt to some extent. A significant number of assets have been written down and additions to reserves were at unprecedented levels. Regulation in response to the financial crisis may materially and adversely affect companies in which the Fund invests. The valuation of financial services companies continues to be in flux as we have come through a period of extreme volatility. An adverse event could disproportionally affect the financial services sector. Financial services companies could fall out of favor, causing the fund to underperform funds that focus on other types of stocks.

• Non-Diversification Risk – Matters affecting the stock price of a single company in which the fund invests may have a greater impact on the fund’s share price than in a diversified fund. Such non-diversification will increase the volatility of the value of the fund’s portfolio investments.

• Short Sale Risk – Selling short may produce higher than normal portfolio turnover and result in increased transaction costs to the fund. In addition, selling short magnifies the potential for both gain and loss to the fund and its shareholders. If a security sold short increases in price, the fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. By contrast, the fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Risk Lose Money [Text]	rr_RiskLoseMoney	Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	• Non-Diversification Risk – Matters affecting the stock price of a single company in which the fund invests may have a greater impact on the fund’s share price than in a diversified fund. Such non-diversification will increase the volatility of the value of the fund’s portfolio investments.
PAST PERFORMANCE	bit30126_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each full calendar year since inception. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The fund’s performance figures in the table below assume that all distributions were reinvested in the fund and reflect the deduction of the maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the annual total returns of the fund’s Class A shares for each full calendar year since inception.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.burnhamfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-874-3863
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Return for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 20.67% in the 2nd quarter of 2009 Worst Quarter: (9.36)% in the 2nd quarter of 2010
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table presents the fund’s average annual returns for 1- and 5-year periods and since inception for each share class compared to those of recognized U.S. common stock indices. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the maximum sales charges and annual operating expenses.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance calculations reflect the deduction of the maximum sales charges and annual operating expenses.
Caption	rr_AverageAnnualReturnCaption	(For the Following Periods Ended 12/31/2010)
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Where the Return After Taxes on Distributions and Sale of Fund Shares is higher than the Total Return Before Taxes, it is due to realized losses. If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares; after-tax returns for Class C shares will vary.
Burnham Financial Industries Fund | Summary, Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Burnham Financial Industries Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND	bit30126_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the fund.
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fee Table Shareholder Fees (paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This Example gives effect to the contractual expense reimbursement for one year only. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Class I shares of this fund are not subject to sales load or other fee upon redemption. This means that your cost for each period would be the same whether or not you sell your Class I shares at the end of a period.
PORTFOLIO TURNOVER	bit30126_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 159% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	159.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in the common stocks of U.S. companies of any market capitalization that are in the financial services sector (unlike the Burnham Financial Services Fund, which is also described in this prospectus and invests primarily in financial services companies that have market capitalizations of less than  $2.4 billion.) The fund invests primarily in financial service companies without regard to market capitalization. The fund considers all of the following as part of the financial services sector:

• Regional and money center banks

• Insurance companies

• Home, auto and other specialty finance companies

• Securities brokerage firms and electronic trading networks

• Investment management and advisory firms

• Publicly traded, government-sponsored financial intermediaries, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)

• Thrift and savings banks

• Financial conglomerates

• Foreign financial service companies

• Electronic transaction processors for financial services companies

• Real estate investment trusts

• Depository institutions

• Any company that derives at least 50% of its revenues from doing business with financial services companies, such as financial software companies

The fund may invest in companies of all sizes of market capitalization.

The fund is non-diversified and may invest a larger portion of its assets in the securities of a single company than diversified funds. Notwithstanding its non-diversified status, with respect to 50% of its total assets, the fund may invest in securities of not more than one issuer (or any combination of issuers) limited in respect to an amount not greater in value than 25% of its total assets and, in addition to the foregoing, in securities of not more than two issuers, each limited in respect to an amount not greater in value than 12.5% of its total assets and, with respect to the remaining 50% of its total assets, the fund may not invest in securities of any single issuer (other than the U.S. Government, its agencies and instrumentalities) limited in respect to an amount not greater in value than 5% of its total assets.

The fund may use futures and options on securities, indices and other derivatives to hedge against market changes or as a substitute for securities transactions. The fund may use derivatives (a type of instrument whose value is determined by reference to the value or the change in value of one or more securities, indices or other financial instruments) to hedge against market changes or as a substitute for securities transactions. It may also use derivatives in attempts to profit from anticipated market and security movements. The fund expects that its primary investments in derivatives will be in written covered call options but may invest in covered put options.

The fund may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured and monitored daily by management. Selling short may serve to hedge the fund’s long portfolio in periods of market decline and to seek to use negative information about companies gained from the adviser’s research to the fund’s advantage. A strategy involving selling a particular security short is separate and distinct from a strategy of buying and then selling the underlying security itself.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in the common stocks of U.S. companies of any market capitalization that are in the financial services sector
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the fund are the performance of the stock market, especially the stocks of financial services companies, and to a lesser degree, the level of interest rates. Because the fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a fund that invests across several sectors.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

• Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

• Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful.

• Derivative Instruments Risk – Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large profit or loss. The fund may lose more than its initial investment. If the fund has a derivative investment that begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available.

• Covered Call Options Risk – Investments in covered call options involve certain risks. These risks include limited gains and lack of liquidity of the underlying stock.

• Covered Put Options Risk – Investments in covered put options involve certain risks. These risks include the risk of loss if fair value of the underlying securities declines and limited gains.

• Financial Services Sector Risk – The financial services sector was materially and adversely affected by the recent recession and credit crisis, the effects which are still being felt to some extent. A significant number of assets have been written down and additions to reserves were at unprecedented levels. Regulation in response to the financial crisis may materially and adversely affect companies in which the Fund invests. The valuation of financial services companies continues to be in flux as we have come through a period of extreme volatility. An adverse event could disproportionally affect the financial services sector. Financial services companies could fall out of favor, causing the fund to underperform funds that focus on other types of stocks.

• Non-diversification Risk – Matters affecting the stock price of a single company in which the fund invests may have a greater impact on the fund’s share price than in a diversified fund. Such non-diversification will increase the volatility of the value of the fund’s portfolio investments.

• Short Sale Risk – Selling short may produce higher than normal portfolio turnover and result in increased transaction costs to the fund. In addition, selling short magnifies the potential for both gain and loss to the fund and its shareholders. If a security sold short increases in price, the fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. By contrast, the fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Risk Lose Money [Text]	rr_RiskLoseMoney	Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification Risk – Matters affecting the stock price of a single company in which the fund invests may have a greater impact on the fund’s share price than in a diversified fund. Such non-diversification will increase the volatility of the value of the fund’s portfolio investments.
PAST PERFORMANCE	bit30126_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the Fund’s Class I shares for each full calendar year since inception. The Class I shares are not subject to any sales charges. The fund’s performance figures in the table below assume that all distributions were reinvested in the fund and reflect the deduction of annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the annual total returns of the Fund’s Class I shares for each full calendar year since inception.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.burnhamfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-874-3863
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Return for Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 8.60% in the 4th Quarter of 2010 Worst Quarter: (9.28)% in the 2nd Quarter of 2010
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table presents the fund’s average annual returns for 1-year period and since inception for Class I shares, compared to those of recognized U.S. common stock indices. The fund’s performance figures assume that all distributions were reinvested in the fund.
Caption	rr_AverageAnnualReturnCaption	(For the following periods ended 12/31/2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Burnham Financial Industries Fund | Summary, Retail Class Shares | Return Before Taxes | Class A, Burnham Financial Industries Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS A SHARES
Label	rr_AverageAnnualReturnLabel	Total Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.71%)
5 Years	rr_AverageAnnualReturnYear05	6.49%
Average Annual Return Since Inception	rr_AverageAnnualReturnSinceInception	8.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
Burnham Financial Industries Fund | Summary, Retail Class Shares | Return Before Taxes | Class C, Burnham Financial Industries Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS C SHARES
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.69%
5 Years	rr_AverageAnnualReturnYear05	6.84%
Average Annual Return Since Inception	rr_AverageAnnualReturnSinceInception	8.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
Burnham Financial Industries Fund | Summary, Institutional Class Shares | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS I SHARES
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.93%
Average Annual Return Since Inception	rr_AverageAnnualReturnSinceInception	6.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2009
Burnham Financial Industries Fund | Summary, Retail Class Shares | Return After Taxes on Distributions | Class A, Burnham Financial Industries Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS A SHARES	[6]
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[6]
1 Year	rr_AverageAnnualReturnYear01	(2.88%)	[6]
5 Years	rr_AverageAnnualReturnYear05	4.83%	[6]
Average Annual Return Since Inception	rr_AverageAnnualReturnSinceInception	6.61%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004	[6]
Burnham Financial Industries Fund | Summary, Institutional Class Shares | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS I SHARES
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.68%	[12]
Average Annual Return Since Inception	rr_AverageAnnualReturnSinceInception	5.93%	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2009	[12]
Burnham Financial Industries Fund | Summary, Retail Class Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Burnham Financial Industries Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS A SHARES	[6]
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[6]
1 Year	rr_AverageAnnualReturnYear01	(1.56%)	[6]
5 Years	rr_AverageAnnualReturnYear05	4.79%	[6]
Average Annual Return Since Inception	rr_AverageAnnualReturnSinceInception	6.63%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004	[6]
Burnham Financial Industries Fund | Summary, Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS I SHARES
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.20%	[12]
Average Annual Return Since Inception	rr_AverageAnnualReturnSinceInception	5.23%	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2009	[12]
Burnham Financial Industries Fund | Summary, Retail Class Shares | The KBW Bank Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	The KBW Bank Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	23.36%
5 Years	rr_AverageAnnualReturnYear05	(10.23%)
Average Annual Return Since Inception	rr_AverageAnnualReturnSinceInception	(5.83%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
Burnham Financial Industries Fund | Summary, Institutional Class Shares | The KBW Bank Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	The KBW Bank Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	23.36%
Average Annual Return Since Inception	rr_AverageAnnualReturnSinceInception	23.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2009
Burnham Financial Industries Fund | Summary, Retail Class Shares | Morningstar Financial Sector Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Financial Sector Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.13%
5 Years	rr_AverageAnnualReturnYear05	(4.65%)
Average Annual Return Since Inception	rr_AverageAnnualReturnSinceInception	0.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
Burnham Financial Industries Fund | Summary, Institutional Class Shares | Morningstar Financial Sector Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Financial Sector Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.13%
Average Annual Return Since Inception	rr_AverageAnnualReturnSinceInception	0.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2009
Burnham U.S. Government Money Market Fund
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fee	rr_ShareholderFeeOther	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.75%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	3.28%	[13]
2002	rr_AnnualReturn2002	1.00%	[13]
2003	rr_AnnualReturn2003	0.39%	[13]
2004	rr_AnnualReturn2004	0.60%	[13]
2005	rr_AnnualReturn2005	2.41%	[13]
2006	rr_AnnualReturn2006	4.24%	[13]
2007	rr_AnnualReturn2007	4.35%	[13]
2008	rr_AnnualReturn2008	1.14%	[13]
2009	rr_AnnualReturn2009	0.02%	[13]
2010	rr_AnnualReturn2010	0.00%	[13]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.42%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2000
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Burnham U.S. Government Money Market Fund | Summary, Retail Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Burnham U.S. Government Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s goal is maximum current income that is consistent with maintaining liquidity and preserving capital.
FEES AND EXPENSES OF THE FUND	bit30126_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the fund.
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fee Table Shareholder Fees (paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Because actual return and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
PORTFOLIO TURNOVER	bit30126_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund seeks to maintain a stable  $1.00 per share price. The fund invests at least 80% of its assets in money market securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government securities”) and repurchase agreements that are fully collateralized by U.S. Government securities. The fund’s other investments may consist of repurchase agreements collateralized by non-U.S. Government securities. Each security will have a remaining maturity of 13 months or less. The fund’s dollar-weighted average maturity will not exceed 60 days and its dollar-weighted average portfolio life will not exceed 120 days. Its yield will go up and down with changes in short-term interest rates.

A money market fund is a pool of assets investing in U.S. dollar-denominated short-term debt obligations. Because of the relative safety of money market funds compared to other types of funds, money market funds typically offer the lowest return of any type of mutual fund. The fund’s current yield reflects the relationship between the fund’s current level of annual income and its price on a particular day.

Types of money market securities include U.S. Treasury securities, U.S. Government agency and other obligations, and repurchase agreements.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund seeks to maintain a stable $1.00 per share price. The fund invests at least 80% of its assets in money market securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government securities”) and repurchase agreements that are fully collateralized by U.S. Government securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risk of investing in the fund is the level of short-term interest rates. If short-term interest rates rise steeply, the prices of money market securities could fall and threaten the  $1.00 share price that the fund tries to maintain.

It is important to note that although the fund invests primarily in U.S. Government securities, the fund’s share price and its yield are not guaranteed by the U.S. Government. Certain issuers of U.S. Government securities in which the fund may invest are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. Rather, these issuers are authorized to borrow from the U.S. Treasury to meet their obligations. These issuers include the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Association (“Freddie Mac”), and the Federal Home Loan Banks (“FHLBS”). The maximum potential liability of these issuers may exceed their current resources, including their legal right to obtain financial support from the U.S. Government. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

In addition, the fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This may be an advantage when interest rates are rising but not when they are falling.

The fund’s investments in repurchase agreements are subject to the risk that the seller defaults on its obligation to repurchase the securities under the repurchase agreement. The fund may encounter delay and incur costs before being able to sell the securities. Such a delay may involve loss of interest or decline in price of the securities.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
PAST PERFORMANCE	bit30126_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund for each full calendar year since inception. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance is not a guarantee of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the annual total returns of the fund for each full calendar year since inception.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.burnhamfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-874-3863
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Return for Burnham U.S. Government Money Market Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 1.42% in the 3rd quarter of 2000 Worst Quarter: 0.00% in the 4th quarter of 2010
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	If you would like to know the current 7-day yield for the fund, call Burnham Shareholder Services at 1-800-874-3863 (toll free).
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-874-3863
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns	[13]
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table presents the fund’s average annual returns over 1-, 5- and 10-year periods. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the annual fund operating expenses.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance calculations reflect the deduction of the annual fund operating expenses.
Caption	rr_AverageAnnualReturnCaption	(For the following periods ended 12/31/2010)
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	1.93%
10 Years	rr_AverageAnnualReturnYear10	1.73%

[1]	The ratios of Annual Operating Expenses in this table do not match those found in the "Financial Highlights" section of this prospectus (the "Expense Ratios") because the Expense Ratios reflect the current operating expenses of the fund and do not include ratios of acquired fund fees and expenses, which are expenses incurred indirectly by the fund as a result of its investment in other funds.
[2]	Burnham Asset Management Corp. (the "adviser") and Burnham Securities, Inc. (the "distributor") have agreed to waive all or a portion of their management fees and Rule 12b-1 fees, respectively, and reimburse certain other expenses, to the extent required to reduce "Total Annual Operating Expenses" to 1.59%, 2.34% and 2.34% of the average daily net assets attributable to Class A, Class B, and Class C shares, respectively. Pursuant to the expense limitation agreement, any waivers and reimbursements made by the adviser and/or distributor to a fund are subject to recoupment by the adviser and/or distributor within three years, provided the fund is able to effect repayment and remain in compliance with the expense limitation. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the fund's business (e.g., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). This expense limitation agreement is effective for the period beginning May 1, 2011 and will terminate on April 30, 2012, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Trust Board.
[3]	Declines over six years from 5.00% in the first year after purchase, to 1.00% in the sixth year and is eliminated thereafter.
[4]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). The after-tax returns are shown only for Class A shares; after-tax returns for Class B and Class C shares will vary.

[5]	Burnham Asset Management Corp. (the "adviser") and Burnham Securities, Inc. (the "distributor") have agreed to waive all or a portion of their management fees and Rule 12b-1 fees, respectively, and to reimburse certain expenses, to the extent required to reduce "Total Annual Operating Expenses" to 1.80%, 2.55% and 2.55% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Pursuant to the expense limitation agreement any waivers and reimbursements made by the adviser and/or distributor to a fund are subject to recoupment by the adviser and/or distributor within three years provided the fund is able to effect repayment and remain in compliance with applicable expense limitation. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the fund's business (i.e., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). The expense limitation agreement is effective for the period beginning May 1, 2011 and will terminate on April 30, 2012, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Trust Board.
[6]

Where the Return After Taxes on Distributions and Sale of Fund Shares is higher than the Total Return Before Taxes, it is due to realized losses. If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The after-tax returns are shown only for Class A shares; after-tax returns for Class B and Class C shares will vary.

[7]	The fund pays a management fee consisting of a basic annual fee of 0.90% of the fund's average daily net assets and a performance adjustment, resulting in a minimum fee of 0.80% and a maximum fee of 1.00%. For more information, see "Management Fees."
[8]	Burnham Asset Management Corp. (the "adviser") has agreed to reimburse certain expenses to the extent required to reduce "Other expenses" to 0.65% of the average daily net assets attributable to Class A and Class C shares. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends and interest expenses, extraordinary expenses not incurred in the ordinary course of the fun's business (i.e., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). Pursuant to the expense limitation agreement any waivers and reimbursements made by the adviser to a fund are subject to recoupment by the adviser and/or distributor within three years provided the fund is able to effect repayment and remain in compliance with the expense limitation. The expense limitation agreement is effective for the period beginning May 1, 2011 and will terminate on April 30, 2012, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Trust Board.
[9]	Short sale dividends and interest expenses on securities sold short are treated as an expense and increase the fund's expense ratio, although no cash is received or paid by the fund. The amount of short sale dividends and interest expenses was 0.47% and 0.47% of the average net assets of Class A and Class C, respectively, for fiscal year 2010. Excluding such short sale dividends, "Other expenses" were 0.63% for Class A and 0.63% for Class C and "Net annual operating expenses" were 1.91% for Class A and 2.61% for Class C. Short sale dividend expenses and interest expenses will vary and may be either greater than or less than the amount disclosed.
[10]	Burnham Asset Management Corp. (the "adviser") has agreed to reimburse certain to the extent required to reduce "Other expenses" to 0.65% of the average daily net assets attributable to Class I shares. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends and interest expenses, extraordinary expenses not incurred in the ordinary course of the fund's business (i.e., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). Pursuant to the expense limitation agreement any waivers and reimbursements made by the adviser to a fund are subject to recoupment by the adviser within three years provided the fund is able to effect repayment and remain in compliance with the expense limitation. The expense limitation agreement is effective for the period beginning May 1, 2011 and will terminate on April 30, 2012, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Trust Board.
[11]	Short sale dividends and interest expenses on securities sold short are treated as an expense and increase the fund's expense ratio, although no cash is received or paid by the fund. The amount of short sale dividends and interest expenses was 0.47% of the average net assets of Class I for fiscal year 2010. Excluding such short sale dividends, "Other expenses" were 0.50% for Class I and "Net annual operating expenses" were 1.37% for Class I. Short sale dividend expenses and interest expenses will vary and may be either greater than or less than the amount disclosed.
[12]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
[13]	Prior to February 16, 2004, the name of the fund was Burnham U.S. Treasury Money Market Fund. The fund previously invested at least 80% of its assets in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government.